Business Combination (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination [Abstract]
Schedule of preliminary allocation of the purchase price
Cash	$8,000
Preliminary working capital adjustment	112
Fair value of 231,002 shares issued at closing	1,439
Fair value of the earnout	1,000
Portion of deferred obligation to issue shares of common stock	1,526
Total consideration	12,077

Less the fair value of assets acquired less liabilities assumed	(3,296)
Goodwill	$8,781

Schedule of fair values of the assets and liabilities
Amount
Accounts receivable	$3,350
Inventory, net	1,282
Prepaid expenses and other current assets	100
Property and equipment, net	173
Intangible assets, net	1,560
Right-of-use asset	145
Goodwill	8,781
Other assets	12
Accounts payable	(1,094)
Lease liability, current	(56)
Accrued expenses and other current liabilities	(1,297)
Deferred revenue	(283)
Lease liability, non-current	(89)
Long-term debt, net of current portion	(507)
Total purchase consideration	$12,077

Schedule of unaudited pro forma financial information presents the combined results
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenues	$6,502	$2,629	$12,118	$10,033
Net (loss) income	$(10,042)	$(14,058)	$52,272	$(20,564)
Per share amounts:
Net (loss) income per share - basic	$(0.07)	$(0.17)	$0.38	$(0.25)
Net loss per share - diluted	$(0.07)	$(0.17)	$(0.16)	$(0.25)